Shareholders’ Equity (Details) - USD ($)				6 Months Ended
	Feb. 26, 2026	Jan. 05, 2026	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Feb. 20, 2026	Dec. 31, 2025	Apr. 11, 2025
Shareholders’ Equity [Line Items]
Number of ordinary shares – issued				31,352,312			24,353,539
Ordinary share increased (in Dollars per share)				$ 0.12			$ 0.12
Share Repurchase Program [Member]
Shareholders’ Equity [Line Items]
Repurchase of shares				357,602
Repurchase of ordinary share value				$ 189,291
Price per share				$ 0.53
Number of shares purchase						$ 5,000,000
ATM Offering Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				2,554,886
ATM offering for gross proceeds				$ 3,742,326
Gross proceeds (in Dollars)					$ 291,250
Marketing Services Agreement [Member]
Shareholders’ Equity [Line Items]
Restricted ordinary share			151,256
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Direct costs				$ 3,602
Top of Range [Member] | ATM Offering Agreement [Member]
Shareholders’ Equity [Line Items]
Shares exercise price (in Dollars per share)				$ 1.46
Vendor Service Company [Member] | Marketing Services Agreement [Member]
Shareholders’ Equity [Line Items]
Restricted ordinary share			150,000
H.C. Wainwright & Co., LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued					398,773
H.C. Wainwright & Co., LLC [Member] | ATM Offering Agreement [Member]
Shareholders’ Equity [Line Items]
Cash commission				$ 93,558
Ordinary share increased (in Dollars per share)					$ 0.73
Aureon Johan Co., Ltd [Member]
Shareholders’ Equity [Line Items]
Restricted ordinary share	5,000,000
Officers and Employees [Member]
Shareholders’ Equity [Line Items]
Restricted ordinary share		1,480,000
Officers and Employees [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of ordinary shares – issued		120,000						1,306,500
MGAI Limited [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Deposit equity interests rate	100.00%
H.C. Wainwright [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)				$ 7,281